Convertible Debt - Narrative (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 31, 2022	Sep. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives			$ (700,000)	$ 3,800,000
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 100,000,000
Borrowings, conversion price (in dollars per share)		$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price		125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)		$ 17.46
Gains (losses) on change in fair value of derivatives			200,000		$ (13,900,000)
Borrowings, Conversion Price Per Share, Consecutive Days To Force Conversion		20 days
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 27,700,000
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		5.00%
Adjustment to paid in kind interest rate		6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		2.00%
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 200,000,000
Borrowings, conversion price (in dollars per share)	$ 9.95
Borrowing costs recognised as expense	$ 1,300,000
Gains (losses) on change in fair value of derivatives			$ 500,000		$ (29,700,000)
Glencore Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	46,200,000
Glencore Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 153,800,000
Glencore Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
Glencore Convertible Note | LIBOR | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.42826%
Glencore Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
Glencore Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%